SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [abstract]
Consolidated equity accounted (loss) income	$ (631)	$ 1,003	$ (843)	$ 1,347
Non-FFO items from equity accounted investments	1,253	(379)	2,191	(128)
FFO from equity accounted investments	$ 622	$ 624	$ 1,348	$ 1,219